Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
OPERATING EXPENSES
Research and development costs	$ 4,566,000	$ 1,408,000	$ 9,767,996	$ 5,176,932
General and administrative	7,304,000	3,289,000	14,266,775	4,168,576
Depreciation and amortization	61,000	181,000	1,161,704	1,256,391
Total Operating Expenses	11,931,000	4,878,000	25,196,475	10,601,899
OPERATING LOSS	(11,931,000)	(4,878,000)	(25,196,475)	(10,353,542)
OTHER INCOME (EXPENSE)
Government grants	48,000	23,000	323,496	708,004
Interest and dividend income	1,453,000	4,000	1,270,713	59,860
Foreign exchange loss	(34,000)	(30,000)	(57,214)	617,357
OTHER INCOME (EXPENSE)	1,465,000	(1,374,000)	(2,802,216)	(1,110,903)
Net loss before income tax	(10,466,000)	(6,252,000)	(27,998,691)	(11,464,445)
Income tax expense	(37,000)	0	(17,950)	(20,965)
Net loss	$ (10,503,000)	$ (6,252,000)	$ (28,016,641)	$ (11,485,410)
Loss per common share, basic (in dollars per share)	$ (0.1)	$ (0.1)	$ (0.39)	$ (0.19)
Loss per common share, diluted (in dollars per share)	$ (0.1)	$ (0.1)	$ (0.39)	$ (0.19)
Weighted-Average Shares of Common Shares Outstanding, Basic (in shares)	105,861,986	63,170,918	71,646,985	60,414,175
Weighted-Average Shares of Common Shares Outstanding, Diluted (in shares)	105,861,986	63,170,918	71,646,985	60,414,175
Other comprehensive (loss) income net of tax:
Foreign currency translation adjustments	$ (64,000)	$ (827,000)
Change in net unrealized gains on short-term and long-term investments	838,000
Comprehensive loss	(9,729,000)	(7,079,000)	$ (27,147,924)	$ (11,089,885)
Nonrelated party
OTHER INCOME (EXPENSE)
Interest expense	$ (2,000)	(1,231,000)	(3,900,997)	(1,223,929)
Related party
OPERATING EXPENSES
Research and development costs		18,000		42,212
OTHER INCOME (EXPENSE)
Interest expense		$ (140,000)	$ (438,214)	$ (88,906)